Interim consolidated balance sheet - unaudited - GBP (£) £ in Thousands	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	£ 243,434	£ 242,661	£ 245,845
Right-of-use assets	3,353	4,072	3,747
Investment properties	20,133	20,273	20,413
Intangible assets	871,529	743,278	812,252
Trade receivables	21,224	29,757	41,024
Derivative financial instruments	22,189	16,462	4,434
Total non-current assets	1,181,862	1,056,503	1,127,715
Current assets
Inventories	3,272	2,200	2,876
Prepayments	26,087	15,534	20,852
Contract assets - accrued revenue	53,505	36,239	69,828
Trade receivables	116,409	49,210	54,063
Other receivables	2,426	1,569	1,110
Income tax receivable	4,479	4,590	834
Derivative financial instruments	7,876	6,597	1,146
Cash and cash equivalents	31,045	121,223	87,434
Total current assets	245,099	237,162	238,143
Total assets	1,426,961	1,293,665	1,365,858
Equity
Share capital	53	53	53
Share premium	68,822	68,822	68,822
Treasury shares	(21,305)	(21,305)	(21,305)
Merger reserve	249,030	249,030	249,030
Hedging reserve	2,249	950	(9,561)
Retained deficit	(189,097)	(170,042)	(40,294)
Total equity	109,752	127,508	246,745
Non-current liabilities
Deferred tax liabilities	2,413	7,402	30,422
Contract liabilities - deferred revenue	7,274	16,697	24,610
Trade and other payables	160,495	102,347	102,553
Borrowings	535,654	530,365	477,052
Lease liabilities	2,475	2,869	2,994
Derivative financial instruments	519	49	3,908
Provisions	89	11,586	4,589
Total non-current liabilities	708,919	671,315	646,128
Current liabilities
Contract liabilities - deferred revenue	160,554	165,847	155,931
Trade and other payables	227,772	220,587	207,346
Income tax liabilities			2,131
Borrowings	206,246	105,757	105,185
Lease liabilities	804	1,561	763
Derivative financial instruments		32	859
Provisions	12,914	1,058	770
Total current liabilities	608,290	494,842	472,985
Total equity and liabilities	£ 1,426,961	£ 1,293,665	£ 1,365,858